Financial Risk Management and Fair Values of Financial Instruments - Schedule of Table Shows Movements of Level 3 for years (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	$ 89,037	$ (32,853,324)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(230,915)	5,480,914
Issued convertible promissory notes	(6,812,102)
Converted into ordinary stock
Valuation adjustment	10,340
Acquired from business combinations		151,878
Settled in the period		27,311,070
Effect of exchange rate changes	(14,836)	(1,501)
Ending Balance	(6,958,476)	89,037
Debt instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	(60,664)	(505,471)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	57,983	44,131
Issued convertible promissory notes
Converted into ordinary stock
Valuation adjustment
Acquired from business combinations
Settled in the period		400,000
Effect of exchange rate changes	2,681	676
Ending Balance		(60,664)
Compound instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance		(32,347,853)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses		5,436,783
Acquired from business combinations
Settled in the period		26,911,070
Effect of exchange rate changes
Ending Balance
Equity instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	109,630
Gains or losses recognized in profit or loss
Recorded as non-operating expenses
Issued convertible promissory notes
Converted into ordinary stock	40,071
Valuation adjustment	10,340
Acquired from business combinations		111,224
Settled in the period
Effect of exchange rate changes	(17,517)	(1,594)
Ending Balance	142,524	109,630
Derivative instrument [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	40,071
Gains or losses recognized in profit or loss
Recorded as non-operating expenses
Issued convertible promissory notes
Converted into ordinary stock	(40,071)
Acquired from business combinations		40,654
Settled in the period
Effect of exchange rate changes		(583)
Ending Balance		40,071
Hybrid instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(288,898)
Issued convertible promissory notes	(6,812,102)
Converted into ordinary stock
Valuation adjustment
Effect of exchange rate changes
Ending Balance	$ (7,101,000)